Stock-Based Compensation Plans - Schedule of Stock-Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2020	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted-Average Exercise Price Per Share
Options granted (in dollars per share)			$ 1.72	$ 1.38	$ 1.26
Options considered granted due to repricing (in dollars per share)		$ 1.04
2010 Plan
Options Available for Grant
Options available for grant, beginning balance (in shares)			751,514
Options outstanding, beginning balance (in shares)			22,774,949	17,984,575
Options granted (in shares)	3,588,535		7,820,714
Options considered granted due to repricing (in shares)			13,312,076
Options cancelled due to repricing (in shares)			(13,312,076)
Options exercised (in shares)			(2,242,380)
Options forfeited and expired (in shares)			(787,960)
Options available for grant, ending balance (in shares)			201,582	751,514
Options outstanding, ending balance (in shares)			22,774,949	17,984,575
Options outstanding and exercisable (in shares)			10,493,574
Weighted-Average Exercise Price Per Share
Beginning balance (in dollars per share)			$ 1.81	$ 2.05
Options granted (in dollars per share)	$ 2.05		2.35
Options considered granted due to repricing (in dollars per share)			2.05
Options cancelled due to repricing (in dollars per share)			2.77
Options exercised (in dollars per share)			1.02
Options forfeited and expired (in dollars per share)			2.43
Ending balance (in dollars per share)			1.81	$ 2.05
Options outstanding and exercisable (in dollars per share)			$ 1.53
Weighted-Average Remaining Contractual Life (years)
Options outstanding (in years)			7 years 4 months 9 days	7 years 1 month 6 days
Options outstanding and exercisable (in years)			5 years 6 months
Aggregate Intrinsic Value (in thousands)
Options outstanding			$ 107,696	$ 20,745
Options outstanding and exercisable			$ 52,554
Outstanding stock options | 2010 Plan
Options Available for Grant
Options authorized (in shares)			6,482,822